Derivative Instruments - Interest Rate Swap/Caps (Details) $ in Millions	9 Months Ended
Sep. 30, 2026 USD ($)
Interest Rate Swap, Terminated, January 15, 2026 | Designated as Hedging Instrument
Fair Value of Derivative Instruments
Derivative, notional amount	$ 150.0
Derivative, Funds Received (Paid)	1.1
Interest Rate Swap, Terminated, May 6, 2026, First | Designated as Hedging Instrument
Fair Value of Derivative Instruments
Derivative, notional amount	100.0
Derivative, Funds Received (Paid)	1.6
Interest Rate Swap, Terminated, May 6, 2026, Second | Designated as Hedging Instrument
Fair Value of Derivative Instruments
Derivative, notional amount	300.0
Derivative, Funds Received (Paid)	$ 1.8
Interest Rate Swap
Fair Value of Derivative Instruments
Weighted Average Fixed Leg (Pay) Interest Rate	2.45%
Weighted Average Remaining Term	4 years 2 months 12 days
Interest Rate Swap | Designated as Hedging Instrument
Fair Value of Derivative Instruments
Notional Amount	$ 1,445.5
Net notional amount of interest rate agreement, increase	$ 300.0
Interest rate swaps average remaining maturity, increase	5 years 3 months 18 days